Condensed financial information of the parent company	12 Months Ended
Dec. 31, 2020
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company

Note 19 – Condensed financial information of the parent company

The Company performed a test on the restricted net assets of consolidated subsidiaries in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and concluded that it was applicable for the Company to disclose the financial statements for the parent company.

The following condensed financial statements of the Parent Company have been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the Parent Company used the equity method to account for its investment in its subsidiaries. The Parent Company and its subsidiaries were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Parent Company’s share of loss from its subsidiaries is reported as “share of loss from subsidiaries” in the condensed financial statements.

The Parent Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with US GAAP have been condensed or omitted.

The subsidiaries did not pay any dividend to the Company for the years presents. As of December 31, 2020 and 2019, there were no material commitments or contingencies, significant provisions for long-term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

(a) Condensed balance sheets

	December 31,	December 31,
	2020	2019
Assets
Current assets:
Cash and cash equivalents	$8,318,219	$21,770
Debt investments	40,835,000	-
Other current assets, net	868,949	-
Due from subsidiaries	46,448,162	-
Total current assets	96,470,330	21,770

Non-current assets:
Intangible assets, net	19,714,079	-
Investment in subsidiaries	(5,030,523)	18,022,460
Total non-current assets	14,683,556	18,022,460

Total assets	$111,153,886	$18,044,230

Liabilities and Shareholders’ Equity

Current liabilities:
Accrued liabilities and other payables	$8,027,480	-
Due to subsidiaries	-	$64,871
Total current liabilities	8,027,480	64,871

Total liabilities	$8,027,480	$64,871

Shareholders’ equity:
Ordinary share, HKD0.001 par value, 380,000,000 shares authorized, nil and 111,771,000 shares issued and outstanding at December 31, 2020 and 2019, respectively	-	14,330
Class A ordinary share, HKD0.001 par value, 333,374,217 shares authorized, 89,009,554 and nil shares issued and outstanding as of December 31, 2020 and 2019, respectively	11,411	-
Class B ordinary share, HKD0.001 par value, 46,625,783 shares authorized, 46,625,783 and nil shares issued and outstanding as of December 31, 2020 and 2019, respectively	5,978	-
Additional paid-in capital	138,288,921	23,888,023
Accumulated deficit	(38,581,419)	(7,905,999)
Statutory reserves	11,049,847	11,049,847
Accumulated other comprehensive loss	(7,648,332)	(9,066,842)
Total shareholders’ equity	103,126,406	17,979,359
Total liabilities and shareholders’ equity	$111,153,886	$18,044,230

(b) Condensed statements of operations and comprehensive loss

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Operating expenses:
General and administrative expenses	$6,401,580	$385,865	$249,107
Total operating expenses	6,401,580	385,865	249,107

Loss from operations	(6,401,580)	(385,865)	(249,107)

Interest income	798,328	4	12
Other expenses	(4,162)	(1,390)	(724)
Exchange gain	340,643	529	-
Share of loss from subsidiaries	(25,408,649)	(42,016,647)	(12,058,675)

Net loss	(30,675,420)	(42,403,369)	(12,308,494)

Comprehensive loss
Net loss	$(30,675,420)	$(42,403,369)	$(12,308,494)
Other comprehensive income (loss):
Foreign currency translation adjustment	1,418,510	(1,188,488)	(11,363,682)
Comprehensive loss	$(29,256,910)	$(43,591,857)	$(23,672,176)

(c) Condensed statements of cash flows

	For the year ended December 31, 2020	For the year ended December 31, 2019	For the year ended December 31, 2018
Cash Flows from Operating Activities:
Net loss	$(30,675,420)	$(42,403,369)	$(12,308,494)
Adjustments to reconcile net loss to net cash used in operating activities:
Share of loss from subsidiaries	25,408,649	42,016,647	12,058,675
Amortization Expense	165,664	-	-
Changes in assets and liabilities:
Due from subsidiaries	(46,448,162)	193,591	(193,590)
Other current assets, net	(868,949)	-	-
Accrued liabilities and other payables	75,583	-	-
Due to subsidiaries	(64,871)	64,871	-
Net Cash Used in Operating Activities	(52,407,506)	(128,260)	(443,409)

Cash Flows from Investing Activities
Cash paid for debt investments	(79,915,000)	-	-
Proceeds from redemption of debt investments	39,080,000	-	-
Purchases of intangible assets	(11,927,846)	-	-
Net Cash Used in Investing Activities	(52,762,846)	-	-

Cash Flows from Financing Activities
Sale of subsidiary	76,566	-	-
Capital contribution from shareholder	-	-	7,700
Issuance of ordinary shares for cash	114,191,595	-	585,739
Net Cash Provided by Financing Activities	114,268,161	-	593,439

Effect of Foreign Exchange on Cash	(801,360)	-	-

Net Increase (Decrease) in Cash and Cash Equivalents	8,296,449	(128,260)	150,030

Cash and Cash Equivalents at Beginning of Year	21,770	150,030	-

Cash and Cash Equivalents at End of Year	8,318,219	$21,770	$150,030